Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Share	Additional Paid in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Sep. 30, 2024	$ 482,400	$ 53,864,720	$ 2,439,535	$ (10,171,568)	$ (1,112,146)	$ 45,502,941
Balance (in Shares) at Sep. 30, 2024	42,880
Issuance of ordinary shares	$ 5,273,438	9,726,562				15,000,000
Issuance of ordinary shares (in Shares)	468,750
Reverse share-split adjustment	$ 581,715	(581,715)
Reverse share-split adjustment (in Shares)	51,708
Net loss				(3,284,755)		(3,284,755)
Foreign currency translation adjustment					(2,033,233)	(2,033,233)
Balance at Mar. 31, 2025	$ 6,337,553	63,009,567	2,439,535	(13,456,323)	(3,145,379)	55,184,953
Balance (in Shares) at Mar. 31, 2025	563,338
Balance at Sep. 30, 2025	$ 6,337,553	63,009,567	2,439,535	(13,843,623)	(1,813,522)	56,129,510
Balance (in Shares) at Sep. 30, 2025	563,338
The effect of adoption dual-class chare structure	$ (6,337,547)	6,337,547
Net loss				(1,554,813)		(1,554,813)
Foreign currency translation adjustment					1,070,366	1,070,366
Balance at Mar. 31, 2026	$ 6	$ 69,347,114	$ 2,439,535	$ (15,398,436)	$ (743,156)	$ 55,645,063
Balance (in Shares) at Mar. 31, 2026	563,338